REVERSE REPURCHASE AGREEMENTS – NON-TRADING	12 Months Ended
Dec. 31, 2024
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
REVERSE REPURCHASE AGREEMENTS – NON-TRADING	16. REVERSE REPURCHASE AGREEMENTS – NON-TRADING

		Group
	2024	2023
	£m	£m
Agreements with banks	1,363	2,397
Agreements with customers	8,975	10,071
	10,338	12,468
23. REPURCHASE AGREEMENTS – NON-TRADING

		Group
	2024	2023
	£m	£m
Agreements with banks	2,336	551
Agreements with customers	6,281	7,860
	8,617	8,411